Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Compensation for Key Management Personnel

	December 31,
Description	2021	2020	2019

Short-term benefits	30,080	29,792	29,442
Share-based payment plan(a)	13,042	36,986	29,129
	43,122	66,778	58,571

(a)
Considers stock option plans, restricted shares and phantom shares. The effect on the result referring to the phantom shares is based on the variation of the Company’s share value, which is updated at each reporting period, and does not represent a cash outflow in the current year, with a forecast for settlement in up to eight years.